Note 22 - Segmented Information (Details) - Operating Segments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 2,714,273	$ 2,344,625	$ 2,098,987
Depreciation and amortization	62,516	75,352	53,502
Operating earnings (loss)	134,427	88,780	79,248
Other income/expense, net	1,008	1,524	2,441
Income taxes	(31,799)	(22,204)	(20,733)
Net earnings	43,316	(18,039)	5,850
Total assets	1,639,427	1,443,511
Commercial Real Estate Segment [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Net earnings	0	0	0
Commercial Real Estate Segment [Member]
Segment Reporting Information [Line Items]
Revenues	1,582,039	1,306,334	1,158,948
Depreciation and amortization	35,753	32,426	23,990
Operating earnings (loss)	97,180	59,209	32,696
Other income/expense, net	0	0	0
Interest expense, net	0	0	0
Income taxes	0	0	0
Net earnings	0	0	0
Total assets	985,533	797,520	633,439
Total additions to long lived assets	133,296	129,904	35,031
Net earnings/loss from discontinued operations	0	0	0
Residential Property Management [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Net earnings	0	0	0
Residential Property Management [Member]
Segment Reporting Information [Line Items]
Revenues	919,545	844,952	768,994
Depreciation and amortization	19,693	30,655	18,530
Operating earnings (loss)	31,379	27,613	39,767
Other income/expense, net	0	0	0
Interest expense, net	0	0	0
Income taxes	0	0	0
Net earnings	0	0	0
Total assets	405,150	444,275	421,269
Total additions to long lived assets	23,208	22,386	18,165
Net earnings/loss from discontinued operations	0	0	0
Property Services [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Net earnings	0	0	0
Property Services [Member]
Segment Reporting Information [Line Items]
Revenues	212,457	193,135	170,827
Depreciation and amortization	6,734	8,557	5,155
Operating earnings (loss)	30,559	23,201	21,798
Other income/expense, net	0	0	0
Interest expense, net	0	0	0
Income taxes	0	0	0
Net earnings	0	0	0
Total assets	237,140	194,233	255,525
Total additions to long lived assets	16,423	291	9,291
Net earnings/loss from discontinued operations	0	0	0
Corporate Segment [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Net earnings	0	0	0
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenues	232	204	218
Depreciation and amortization	230	244	364
Operating earnings (loss)	(24,691)	(21,243)	(15,013)
Other income/expense, net	0	0	0
Interest expense, net	0	0	0
Income taxes	0	0	0
Net earnings	0	0	0
Total assets	11,604	7,483	7,677
Total additions to long lived assets	(72)	(76)	73
Net earnings/loss from discontinued operations	0	0	0
Consolidated [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Net earnings	89,399	46,601	41,393
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	2,714,273	2,344,625	2,098,987
Depreciation and amortization	62,410	71,882	48,039
Operating earnings (loss)	134,427	88,780	79,248
Other income/expense, net	1,008	1,524	2,441
Interest expense, net	(14,237)	(21,499)	(19,563)
Income taxes	(31,799)	(22,204)	(20,733)
Net earnings	90,936	41,418	40,722
Total assets	1,639,427	1,443,511	1,317,910
Total additions to long lived assets	172,855	152,505	62,560
Net earnings/loss from discontinued operations	$ 1,537	$ (5,183)	$ (671)